SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)
Net income (loss)	¥ 1,056,468	$ 144,735	¥ 1,297,576	¥ 1,180,232
Shareholders' equity	3,129,273		2,382,141			$ 428,708
Cash and cash equivalents	¥ 540,523		¥ 370,193	¥ 291,018		$ 74,051
VIEs percentage of Group's consolidated revenue	5.00%	5.00%	9.00%	30.00%
VIEs percentage of consolidated total assets	3.00%	3.00%	4.00%
VIEs percentage of consolidated total liabilities	13.00%	13.00%	9.00%
Convenience translation rate per US$1.00	7.2993					7.2993
Offshore guarantee aggregate amount | $		$ 12,000
Restricted cash	¥ 137,332		¥ 2,435			$ 18,814
Contingent guarantee liabilities	213,644		933,947			$ 29,269
Net payout for contingent guarantee liabilities	2,301,314
Maximum potential future payments not reduced by effect of any amounts that may possibly be recovered	2,776,650		13,694,236
Maximum potential future payments under agreement | $		3,000
Outstanding loan, secondary guarantee	29,151,751		20,893,308
Accrued guarantee liabilities	3,051		0	¥ 0
Impairment loss on investment	51,923
Employee defined contribution plan expense	114,374		94,300	68,145
Advertising expense	12,855		12,658	8,437
Government grants	¥ 28,165		15,398	22,306
Weighted average remaining lease term	2 years 3 months 18 days					2 years 3 months 18 days
Weighted average discount rate	4.11%					4.11%
Operating lease expenses	¥ 25,327		22,654	29,229
Short-term leases expense	1,770		1,621	7,158
Fnancial assets receivable, allowance for credit losses (reversal of credit loss)	(5,957)		7,207	0
Services provided to related parties	¥ 5,801,032	$ 794,738	5,466,873	3,271,414
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.	The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.
Maximum
Value added tax rate	6.00%	6.00%
Minimum
Value added tax rate	3.00%	3.00%
Subsequent Event
Additional oversesa guarantees aggregate amount | $					$ 12,000
Releasing of guarantee liabilities
Services provided to related parties	¥ 1,357,705		1,393,081	¥ 47,141
ASU 2014 - 09
Change in accounting principle, accounting standards update, adopted [true false]	true					true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018					Jan. 01, 2018
ASU 2023-07
Change in accounting principle, accounting standards update, adopted [true false]	true					true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2024					Jan. 01, 2024
Change in accounting principle, accounting standards update, immaterial effect [true false]	true					true
CNY
Cash and cash equivalents	¥ 669,464		¥ 357,118
PRC
Income tax year subject to examination	5 years	5 years
Hong Kong
Income tax year subject to examination	7 years	7 years
Singapore
Income tax year subject to examination	4 years	4 years
Indonesia
Income tax year subject to examination	5 years	5 years
Nigeria
Income tax year subject to examination	indefinite years	indefinite years
Cash and Cash Equivalents | Net Assets, Geographic Area | PRC
Concentration risk, percentage	99.00%	99.00%	97.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer A
Concentration risk, percentage	28.00%	28.00%
Equity Pledge Agreement
Percentage of equity interest in Jiayin Finance pledged to WFOE	100.00%	100.00%
Guarantee Arrangement
Contingent guarantee liabilities	¥ 205,775
Corresponding recoverable assets	¥ 205,775
Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member] | Exclusive Consultation and Service Agreement
Effective time period of agreement	10 years	10 years
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Consideration of purchase	¥ 1
Effective time period of agreement	10 years	10 years